Revenues - Summary of disaggregation of revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 404,562	¥ 308,715	¥ 240,041
Revenues	445,834	336,519	253,688
Education Services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	278,089	212,551	143,127
Boarding
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	20,444	16,036	11,107
Sale of Educational Materials
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	32,360	19,884	14,524
Total Formal Education Services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	330,893	248,471	168,758
Tuition income from training programs
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	34,842	37,120	50,812
Education and management service fees
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	36,862	21,248	13,467
Other Revenue
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,965	1,876	7,004
Revenue from Customer
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	404,562	308,715	240,041
Revenue from governments cooperative agreements
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 41,272	¥ 27,804	¥ 13,647